Interest income and expense (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Interest Income (Expense), Net [Abstract]
Interest income	€ 16,585,000	€ 41,156,000	[1]	€ 15,125,000
Interest income on cash pools	4,200,000	6,800,000		3,600,000
Interest expense	€ (22,781,000)	€ (33,737,000)	[1]	€ (23,301,000)

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.